Restatements (Details 3) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016
Preferred
Balances
Balances, shares
Shares issued for cash in private placement, net of expenses
Shares issued for cash in private placement, net of expenses, shares
Share-based compensation - options - Board of Directors
Share-based compensation - options - Board of Directors, shares
Share-based compensation - stock - services rendered
Share-based compensation - stock - services rendered, shares
Share-based compensation - stock, options - employees
Share-based compensation - stock - employees, shares
Purchase shares from employees in lieu of taxes
Purchase shares from employees in lieu of taxes, shares
Stock issued to purchase 440 Labs
Stock issued to purchase 440 Labs, shares
Share-based compensation due to employment agreements
Share-based compensation due to employment agreements, shares
Warrant conversion - cashless
Warrant conversion - cashless, shares
Sale of Eco3d, shares received and cancelled
Sale of Eco3d, shares received and cancelled, shares
Net loss for the period
Balances
Balances, shares
Common
Balances	$ 53	$ 49	$ 49	$ 42
Balances, shares	52,571	49,468	49,468	42,330
Shares issued for cash in private placement, net of expenses			$ 3	$ 5
Shares issued for cash in private placement, net of expenses, shares			2,969	5,000
Share-based compensation - options - Board of Directors
Share-based compensation - options - Board of Directors, shares				201
Share-based compensation - stock - services rendered
Share-based compensation - stock - services rendered, shares				65
Share-based compensation - stock, options - employees			$ 1	$ 2
Share-based compensation - stock - employees, shares			134	1,783	32
Purchase shares from employees in lieu of taxes
Purchase shares from employees in lieu of taxes, shares
Stock issued to purchase 440 Labs
Stock issued to purchase 440 Labs, shares				300
Share-based compensation due to employment agreements
Share-based compensation due to employment agreements, shares				300
Warrant conversion - cashless
Warrant conversion - cashless, shares				49
Sale of Eco3d, shares received and cancelled
Sale of Eco3d, shares received and cancelled, shares				(560)
Net loss for the period
Balances	$ 58	$ 50	$ 53	$ 49
Balances, shares	58,071	49,533	52,571	49,468
Additional Paid-In- Capital
Balances	$ 113,310	$ 108,585	$ 108,585	$ 80,845
Shares issued for cash in private placement, net of expenses			1,648	3,029
Share-based compensation - options - Board of Directors			400	550
Share-based compensation - stock - services rendered			(14)	596
Share-based compensation - stock, options - employees			2,691	20,590	$ 161
Purchase shares from employees in lieu of taxes
Stock issued to purchase 440 Labs				1,500
Share-based compensation due to employment agreements				1,500
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled				(25)
Net loss for the period
Balances	117,123	109,671	113,310	108,585
Accumulated Deficit
Balances	(115,886)	(102,236)	(102,236)	(69,400)
Shares issued for cash in private placement, net of expenses
Share-based compensation - options - Board of Directors
Share-based compensation - stock - services rendered
Share-based compensation - stock, options - employees
Purchase shares from employees in lieu of taxes
Stock issued to purchase 440 Labs
Share-based compensation due to employment agreements
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled
Net loss for the period	(1,646)	(3,227)	(13,650)	(32,836)
Balances	(117,532)	(105,463)	(115,886)	(102,236)
Treasury Stock
Balances	(1,671)	(1,618)	(1,618)
Shares issued for cash in private placement, net of expenses
Share-based compensation - options - Board of Directors
Share-based compensation - stock - services rendered
Share-based compensation - stock, options - employees
Purchase shares from employees in lieu of taxes		(23)	(53)	(1,618)
Stock issued to purchase 440 Labs
Share-based compensation due to employment agreements
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled
Net loss for the period
Balances	(1,671)	(1,641)	(1,671)	(1,618)
Balances	(4,194)	4,780	4,780	11,487
Shares issued for cash in private placement, net of expenses			1,651	3,034
Share-based compensation - options - Board of Directors			400	550
Share-based compensation - stock - services rendered			(14)	596
Share-based compensation - stock, options - employees			2,692	20,592
Purchase shares from employees in lieu of taxes		(23)	(53)	(1,618)
Stock issued to purchase 440 Labs				1,500
Share-based compensation due to employment agreements				1,500
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled				(25)
Net loss for the period	(1,646)	(3,227)	(13,650)	(32,836)
Balances	$ (2,022)	2,617	(4,194)	4,780
Total
Balances		$ 4,780	$ 4,780	11,487
Shares issued for cash in private placement, net of expenses				3,034
Share-based compensation - options - Board of Directors				550
Share-based compensation - stock - services rendered				596
Share-based compensation - stock, options - employees				20,592
Purchase shares from employees in lieu of taxes				(1,618)
Stock issued to purchase 440 Labs				1,500
Share-based compensation due to employment agreements				1,500
Warrant conversion - cashless
Sale of Eco3d, shares received and cancelled				(25)
Net loss for the period				(32,836)
Balances				$ 4,780